GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Operations And Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 28, 2013		Jun. 29, 2012		Jun. 28, 2013		Jun. 29, 2012
Operating Expenses:
Comprehensive income (loss)	$ 908		$ 8,862		$ (726)		$ 16,474
Successor [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	405,706				786,459
Cost of sales	267,373				516,430
Gross profit	138,333				270,029
Operating Expenses:
Selling, general and administrative expenses	108,056				217,236
Depreciation and amortization	12,694				25,052
Merger related expenses	189				972
Operating income (loss)	17,394				26,769
Temporary Equity, Interest in Subsidiary Earnings	0				0
Interest and other (expense) income, net	(15,508)				(30,802)
Income (loss) before income taxes	1,886				(4,033)
Income tax provision (benefit)	714				(3,725)
Net (loss) income	1,172				(308)
Net income (loss) attributable to common stockholders	1,172				(308)
Foreign currency translation adjustments	(264)		(159)		(418)		(12)
Comprehensive income (loss)	908				(726)
Successor [Member] | Parent Company (Guarantor)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	0				0
Cost of sales	0				0
Gross profit	0				0
Operating Expenses:
Selling, general and administrative expenses	101				131
Depreciation and amortization	0				0
Merger related expenses	45				55
Operating income (loss)	(146)				(186)
Temporary Equity, Interest in Subsidiary Earnings	(5,384)				(6,568)
Interest and other (expense) income, net	(9,641)				(19,258)
Income (loss) before income taxes	(4,403)				(12,876)
Income tax provision (benefit)	(5,575)				(12,568)
Net (loss) income	1,172				(308)
Foreign currency translation adjustments	(264)				(418)
Comprehensive income (loss)	908				(726)
Successor [Member] | Subsidiary Issuer
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	342,862				664,156
Cost of sales	220,019				424,086
Gross profit	122,843				240,070
Operating Expenses:
Selling, general and administrative expenses	100,458				201,904
Depreciation and amortization	6,815				13,534
Merger related expenses	144				917
Operating income (loss)	15,426				23,715
Temporary Equity, Interest in Subsidiary Earnings	(5,140)				(9,911)
Interest and other (expense) income, net	(7,438)				(14,908)
Income (loss) before income taxes	13,128				18,718
Income tax provision (benefit)	3,080				2,993
Net (loss) income	10,048				15,725
Foreign currency translation adjustments	(264)				(418)
Comprehensive income (loss)	9,784				15,307
Successor [Member] | Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	62,844				122,303
Cost of sales	47,354	[1]			92,344	[1]
Gross profit	15,490	[1]			29,959	[1]
Operating Expenses:
Selling, general and administrative expenses	7,293	[1]			14,775	[1]
Depreciation and amortization	459				884
Merger related expenses	0	[1]			0	[1]
Operating income (loss)	7,738	[1]			14,300	[1]
Temporary Equity, Interest in Subsidiary Earnings	0				0
Interest and other (expense) income, net	611	[1]			1,461	[1]
Income (loss) before income taxes	8,349	[1]			15,761	[1]
Income tax provision (benefit)	3,209	[1]			5,850	[1]
Net (loss) income	5,140	[1]			9,911	[1]
Foreign currency translation adjustments	0	[1]			0	[1]
Comprehensive income (loss)	5,140	[1]			9,911	[1]
Successor [Member] | Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	0				0
Cost of sales	0				0
Gross profit	0				0
Operating Expenses:
Selling, general and administrative expenses	204				426
Depreciation and amortization	5,420				10,634
Merger related expenses	0				0
Operating income (loss)	(5,624)				(11,060)
Temporary Equity, Interest in Subsidiary Earnings	10,524				16,479
Interest and other (expense) income, net	960				1,903
Income (loss) before income taxes	(15,188)				(25,636)
Income tax provision (benefit)	0				0
Net (loss) income	(15,188)				(25,636)
Foreign currency translation adjustments	264				418
Comprehensive income (loss)	(14,924)				(25,218)
Predecessor [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			334,821				648,403
Cost of sales			213,768				411,739
Gross profit			121,053				236,664
Operating Expenses:
Selling, general and administrative expenses			91,972				183,489
Depreciation and amortization			6,351				12,659
Merger related expenses			2,185				2,185
Other Operating Income			0				0
Operating income (loss)			20,545				38,331
Temporary Equity, Interest in Subsidiary Earnings			0				0
Interest and other (expense) income, net			(5,636)				(11,090)
Income (loss) before income taxes			14,909				27,241
Income tax provision (benefit)			5,888				10,755
Net (loss) income			9,021				16,486
Dividends, Preferred Stock			0				0
Net income (loss) attributable to common stockholders			9,021				16,486
Foreign currency translation adjustments			(159)				(12)
Comprehensive income (loss)			8,862				16,474
Predecessor [Member] | Parent Company (Guarantor)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			0				0
Cost of sales			0				0
Gross profit			0				0
Operating Expenses:
Selling, general and administrative expenses			0				0
Depreciation and amortization			0				0
Merger related expenses			0				0
Other Operating Income			0				0
Operating income (loss)			0				0
Temporary Equity, Interest in Subsidiary Earnings			(9,021)				(16,486)
Interest and other (expense) income, net			0				0
Income (loss) before income taxes			9,021				16,486
Income tax provision (benefit)			0				0
Net (loss) income			9,021				16,486
Dividends, Preferred Stock			0				0
Net income (loss) attributable to common stockholders			9,021				16,486
Foreign currency translation adjustments			0				0
Comprehensive income (loss)			9,021				16,486
Predecessor [Member] | Subsidiary Issuer
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			334,821				648,403
Cost of sales			213,768				411,739
Gross profit			121,053				236,664
Operating Expenses:
Selling, general and administrative expenses			96,984				193,199
Depreciation and amortization			6,351				12,659
Merger related expenses			2,185				2,185
Other Operating Income			0				0
Operating income (loss)			15,533				28,621
Temporary Equity, Interest in Subsidiary Earnings			(3,680)				(7,266)
Interest and other (expense) income, net			(6,460)				(12,818)
Income (loss) before income taxes			12,753				23,069
Income tax provision (benefit)			3,732				6,583
Net (loss) income			9,021				16,486
Dividends, Preferred Stock			(36,091)				(70,965)
Net income (loss) attributable to common stockholders			(27,070)				(54,479)
Foreign currency translation adjustments			(159)				(12)
Comprehensive income (loss)			(27,229)				(54,491)
Predecessor [Member] | Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			0				0
Cost of sales			0	[1]			0	[1]
Gross profit			0	[1]			0	[1]
Operating Expenses:
Selling, general and administrative expenses			7	[1]			8	[1]
Depreciation and amortization			0	[1]			0	[1]
Merger related expenses			0	[1]			0	[1]
Other Operating Income			(5,019)	[1]			(9,718)	[1]
Operating income (loss)			5,012	[1]			9,710	[1]
Temporary Equity, Interest in Subsidiary Earnings			0				0
Interest and other (expense) income, net			824	[1]			1,728	[1]
Income (loss) before income taxes			5,836	[1]			11,438	[1]
Income tax provision (benefit)			2,156	[1]			4,172	[1]
Net (loss) income			3,680	[1]			7,266	[1]
Dividends, Preferred Stock			0	[1]			0	[1]
Net income (loss) attributable to common stockholders			3,680	[1]			7,266	[1]
Foreign currency translation adjustments			0	[1]			0	[1]
Comprehensive income (loss)			3,680	[1]			7,266	[1]
Predecessor [Member] | Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			0				0
Cost of sales			0				0
Gross profit			0				0
Operating Expenses:
Selling, general and administrative expenses			(5,019)				(9,718)
Depreciation and amortization			0				0
Merger related expenses			0				0
Other Operating Income			5,019				9,718
Operating income (loss)			0				0
Temporary Equity, Interest in Subsidiary Earnings			12,701				23,752
Interest and other (expense) income, net			0				0
Income (loss) before income taxes			(12,701)				(23,752)
Income tax provision (benefit)			0				0
Net (loss) income			(12,701)				(23,752)
Dividends, Preferred Stock			36,091				70,965
Net income (loss) attributable to common stockholders			23,390				47,213
Foreign currency translation adjustments			0				0
Comprehensive income (loss)			$ 23,390				$ 47,213

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.